UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska     68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

11/30

Date of reporting period:  11/30/12

Item 1.  Reports to Stockholders.

Mariner Hyman Beck Fund

Class A Shares (Symbol: MHBAX)

Class C Shares (Symbol: MHBCX)

Class I Shares (Symbol: MHBIX)

Annual Report

November 30, 2012

1-855-542-4MHB (4642)

Distributed by Northern Lights Distributors, LLC

Member FINRA

Mariner Hyman Beck Fund

 Dear Shareholder,

The Fund commenced executing the short term fixed income portion of the strategy in January of 2012 and the managed futures overlay strategy in early August with an investment in Global Diversified Managed Futures Portfolio managed by Hyman beck & Company, Inc.  For the short term fixed income portion, the assets were invested in money-market funds and US Treasuries throughout the year. The short term fixed income portfolio will become more diversified across, US Agencies and Investment grade bonds as the assets in the fund grow. The objective for this portion of the portfolio is to maximize interest earnings while balancing credit and yield curve risk.  For the managed futures portion of the strategy, Hyman Beck employs a disciplined systematic trading style by primarily implementing a trend-following approach that uses Hyman Beck’s proprietary computerized trading models that emphasize mathematical and quantitative techniques to identify and exploit intermediate and long-term price trends. Multiple trading models are utilized to seek to obtain potential beneficial returns and provide an important level of diversification. Hyman Beck invests across a broad array of global markets including fixed income, equity indices, commodities and currencies from both the long short sides of the market  The systematic multi model based program incorporates a disciplined and robust risk management system, and has evolved over the last two decades under the stewardship of Hyman Beck’s founders. Hyman Beck’s investment strategy seeks to achieve superior risk adjusted returns that are uncorrelated to traditional equity markets.

Choppy and indecisive best describe the markets   for the first 4 months of trading.  The month of August was characterized by a renewed optimism surrounding the Eurozone as well as the prospect of further quantitative easing in the US  which reversed July’s established trends during August. The fund incurred losses in the currency sector, particularly the Euro, as the US Dollar weakened against most major currencies. The metal, bond and energy sectors also contributed to negative performance.

There were several catalysts for the volatility experienced during the month of September. As the month began, the global stock markets reacted positively after a plan for attacking high European borrowing costs was announced by the European central Bank (“ECB’). Enthusiasm continued in Europe when the German constitutional court endorsed the constitutionality of the Euro Zone’s bailout and its participation in the European Stability Mechanism. Finally, equity markets hit multiyear highs by mid month after the Federal Open Market Committee launched a new program to buy $40 billion of agency mortgage‐backed bonds each month for an indefinite period, causing bond prices to retreat. The second half of the month of September brought market uncertainty and indecisiveness   regarding the effectiveness of the global stimulus plans, causing markets to retrace, leading to negative performance for the Fund. The commodity and currency sectors contributed to negative performance.

October started off with optimism for US equities as encouraging manufacturing and employment data pushed prices close to post 2007 highs. As the month progressed however, markets sharply reversed driven by disappointing US corporate earnings, China reporting its seventh consecutive quarter of slowing Gross Domestic Product (“GDP’) growth and a weak International Monetary Fund (“IMF”) global growth forecast.  Global growth anxiety attributed to the commodity demand concerns that saw precious and base metals pull back sharply from recent highs. Increased supplies in the energy and agricultural complexes also pressured prices lower. The Euro zone outlook remained uncertain as doubts surrounded Greece’s ability to secure financial aid and whether Spain would request a bailout. The tightening of the US presidential election added to the uncertainty affecting the markets during the month. The metal and softs sectors contributed to negative performance.

There were plenty of extraneous forces pushing and pulling the global equity and bond markets during the month of November causing mid-month price reversals as the risk appetite shifted in response to economic and political headlines.  US election results, the impending fiscal cliff, a bleak forecast for Europe's economy and the economic impact of Super storm Sandy weighed on the markets in early November.  By mid month, sentiment changed on signs of optimism surrounding US budget negotiations, Greece securing additional aid, as well as, buoyant U.S. and Chinese economic data that added to the renewed appetite for risk. The currency and energy sectors contributed to negative performance.

We thank you for your support of the Mariner Hyman beck Fund.

Sincerely,

Annette A. Cazenave

CEO,  RJO Investment Management, LLC

0293-NLD-01/28/2013

Mariner Hyman Beck Fund
PORTFOLIO REVIEW (Unaudited)
November 30, 2012

The fund's performance figures* for the period ending November 30, 2012, compared to its benchmarks:
Since Inception
December 16, 2011
Mariner Hyman Beck Fund - Class A	(12.60)%
Mariner Hyman Beck Fund - Class A with load **	(17.39)%
Mariner Hyman Beck Fund - Class I	(12.60)%
Mariner Hyman Beck Fund - Class C	(12.90)%
The Barclay BTOP50 Index ***	(2.66)%

* The Performance data quoted is historical. Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  For performance information current to the most recent month-end, please call 1-855-542-4642.

** Fund return is calculated using the maximum sales charge of 5.50%.

*** The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe.

Comparison of the Change in Value of a $10,000 Investment

**** Initial investment has been adjusted for the maximum sales charge of 5.50%.

Holdings by type of investment	% of Net Assets
Short-Term Investments	75.0%
Alternative Investment	10.3%
Other, Cash & Cash Equivalents	14.7%
100.0%

Please refer to the Consolidated Portfolio of Investments and the Shareholder Letter in this annual report for a detailed analysis of the Fund's holdings.

Mariner Hyman Beck Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS
November 30, 2012
Shares			Value
COMMON STOCK
ALTERNATIVE INVESTMENT - 10.3%
120,000		Global Diversified Managed Futures Portfolio LLC * +	$ 51,654
TOTAL COMMON STOCK (Cost - $120,000)

SHORT-TERM INVESTMENTS - 75.0%
MONEY MARKET FUND - 75.0%
378,307		Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14% ++	378,307
TOTAL SHORT-TERM INVESTMENTS (Cost - $378,307)

		TOTAL INVESTMENTS - 85.3% (Cost - $498,307) (a)	$ 429,961
		OTHER ASSETS LESS LIABILITIES - 14.7%	74,215
		NET ASSETS - 100.0%	$ 504,176

	*	Non-Income producing investment.
	+	This instrument is a holding of MHB Fund Limited.
	++	Variable rate security. Interest rate is as of November 30, 2012.
	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(68,346)
		Net unrealized depreciation:	$ (68,346)

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Fund
Consolidated Statement of Assets and Liabilities
November 30, 2012

ASSETS
Investment securities:
At cost	$ 498,307
At value	$ 429,961
Receivable due from advisor	43,655
Receivable for Fund shares sold	1,852
Dividends and interest receivable	47
Prepaid expenses and other assets	52,358
TOTAL ASSETS	527,873

LIABILITIES
Fees payable to other affiliates	11,280
Distribution (12b-1) fees payable	144
Accrued expenses and other liabilities	12,273
TOTAL LIABILITIES	23,697
NET ASSETS	$ 504,176

NET ASSETS CONSIST OF:
Paid in capital	$ 575,437
Accumulated net investment loss	(2,915)
Net unrealized depreciation of investments	(68,346)
NET ASSETS	$ 504,176

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$ 52,865
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,050
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 8.74
Maximum offering price per share (maximum sales charge of 5.50%) (b)	$ 9.25

Class C Shares:
Net Assets	$ 14,223
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,632
Net asset value (Net Assets ÷ Shares Outstanding), offering price (a)
and redemption price per share	$ 8.71

Class I Shares:
Net Assets	$ 437,088
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	50,010
Net asset value (Net Assets ÷ Shares Outstanding), offering price (a)
and redemption price per share	$ 8.74

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.
(b) On investments of $25,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Fund
Consolidated Statement of Operations
For the Period Ended November 30, 2012 (a)

INVESTMENT INCOME
Interest	$ 289

EXPENSES
Investment advisory fees	2,171
Distribution (12b-1) fees:
Class A	128
Class C	65
Registration fees	68,754
Transfer agent fees	56,511
Legal fees	51,252
Administrative services fees	39,732
Accounting services fees	37,411
Shareholder reporting expenses	10,481
Audit fees	9,714
Trustees fees and expenses	6,331
Compliance officer fees	5,859
Custodian fees	2,931
Other expenses	2,012
TOTAL EXPENSES	293,352

Less: Fees waived and reimbursed by the Advisor	(207,018)
Less: Fees waived by the other affiliates	(83,125)
TOTAL FEES WAIVED	(290,143)

NET EXPENSES	3,209

NET INVESTMENT LOSS	(2,920)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	(68,346)

NET DECREASE IN NET ASSETS	$ (71,266)

(a) The Mariner Hyman Beck Fund commenced operations on December 16, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Fund
Consolidated Statement of Changes in Net Assets

For the
Period Ended
November 30, 2012 (a)
FROM OPERATIONS
Net investment loss	$ (2,920)
Net change in unrealized appreciation (depreciation) on investments	(68,346)
Net decrease in net assets resulting from operations	(71,266)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	84,441
Class C	20,800
Class I	550,150
Redemption fee proceeds:
Class A	1
Payments for shares redeemed:
Class A	(24,200)
Class C	(5,700)
Class I	(50,050)
Net increase in net assets from shares of beneficial interest	575,442

TOTAL INCREASE IN NET ASSETS	504,176

NET ASSETS
Beginning of Period	-
End of Period^	$ 504,176
^Includes undistributed net investment loss of:	$ (2,915)

SHARE ACTIVITY
Class A:
Shares Sold	8,470
Shares Redeemed	(2,420)
Net increase in shares of beneficial interest outstanding	6,050

Class C:
Shares Sold	2,202
Shares Redeemed	(570)
Net increase in shares of beneficial interest outstanding	1,632

Class I:
Shares Sold	55,015
Shares Redeemed	(5,005)
Net increase in shares of beneficial interest outstanding	50,010

(a) The Mariner Hyman Beck Fund commenced operations on December 16, 2011.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Fund
Consolidated Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period (a)

	Class A		Class C	Class I
	For the Period		For the Period	For the Period
	Ended		Ended	Ended
	November 30, 2012		November 30, 2012	November 30, 2012

Net asset value, beginning of period	$ 10.00		$ 10.00	$ 10.00

Activity from investment operations:
Net investment income (loss) (b)	(0.06)		(0.10)	(0.13)
Net realized and unrealized
gain (loss) on investments	(1.20)		(1.19)	(1.13)
Total from investment operations	(1.26)		(1.29)	(1.26)

Paid-in-Capital From Redemption Fees	(0.00)	(c)	-	-

Net asset value, end of period	$ 8.74		$ 8.71	$ 8.74

Total return (d,e)	(12.60)%		(12.90)%	(12.60)%

Net assets, at end of period (000s)	$ 53		$ 14	$ 437

Ratio of gross expenses to average net assets (f,g)	251.19%		235.35%	88.13%
Ratio of net expenses to average net assets (f)	0.71%		1.16%	1.63%
Ratio of net investment income to average net assets (f,g)	(0.60)%		(1.05)%	(1.50)%

Portfolio Turnover Rate (e)	0%		0%	0%

(a)	The Mariner Hyman Beck Fund commenced operations on December 16, 2011.
(b)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(c) Represent less than $0.01 per share.
(d)	Total returns shown exclude the effect of applicable sales charges.
(e) Not Annualized.
(f) Annualized.
(g)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

The accompanying notes are an integral part of these consolidated financial statements.

Mariner Hyman Beck Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

November 30, 2012

1.

ORGANIZATION

The Mariner Hyman Beck Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is income and capital appreciation. The Fund commenced operations on December 16, 2011.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class C and Class I shares and are offered at net asset value.  Each class of shares of the Fund has identical rights and privileges with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Fund’s share classes differ in the fees and expenses charged to shareholders.  The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are normally allocated proportionately each day based upon the relative net assets of each class.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

RJO Investment Management, LLC (the “Advisor”) fair values MHB Fund Limited (“MHB”), investments daily based on the commodity trading advisor’s (“CTA’s”)  current positions. The Advisor calculates an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from the CTA and accounting agent which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to reviewing prices of the underlying holdings and speaking with the CTA or accounting agent to further review valuation. The Advisor then makes a final determination on the fair value the CTA, using the Advisors estimate. The Advisors fair value NAV is back tested daily and reviewed by the Fund’s fair valuation committee on a regular basis.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.

Mariner Hyman Beck Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2012

The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Mariner Hyman Beck Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2012

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of November 30, 2012 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Alternative Investment	$ -	$ 51,654	$ -	$ 51,654
Money Market Funds	378,307	-	-	378,307
Total	$ 378,307	$ 51,654	$ -	$ 429,961

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Consolidation of Subsidiaries – The consolidated financial statements of the Portfolio include MHB. The consolidated financial statements of MHB include the holdings of Global Diversified Managed Futures Portfolio LLC (“GDMF”). GDMF is a Delaware Limited liability company, which operates as a commodity investment pool. GDMF uses one or more proprietary global macro trading programs (“global macro programs”), which are often labeled “managed futures” programs in one or more private investment vehicles or commodity pools (“unaffiliated trading companies”) advised by one or more CTAs registered with the U.S. Commodity Futures Trading Commission. Global macro programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contract, and other derivative instruments. All inter-company accounts and transactions have been eliminated in consolidation.

A summary of the Fund’s investment in MHB is as follows:

	Inception Date of MHB	MHB Net Assets at November 30, 2012	% Of Total Net Assets at November 30, 2012
MHB	7/30/2012	$56,656	11.24%

As of November 30, 2012, The MHB held a 19.49% ownership in GDMF.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Mariner Hyman Beck Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2012

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually in December. Distributable net realized capital gains, if any, are declared and distributed annually in December.  Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken by the Fund in its 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, MHB is an exempted Cayman investment company. MHB has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, MHB is a CFC and as such is not subject to U.S. income tax. However, a portion of MHB ’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the period ended November 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $120,000 and $0, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. RJO Investment Management, LLC, serves as the Fund’s investment advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Mariner Hyman Beck Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2012

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.96% of the Fund’s average daily net assets

The Fund’s Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least March 31, 2013, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 2.00%, 2.75% and 1.75% for Class A, Class C and Class I, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

In addition to the contractual expense reduction, the Fund’s Advisor and has voluntarily agreed to reduce its fees and absorb expenses of the Fund through July 26, 2012, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, leverage interest, borrowing interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) will not exceed 0.00% for all classes; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within contractual expense limits.  This voluntary limitation may be discontinued without notice at any time.  For the period ended November 30, 2012, expenses of $207,018 were waived by the advisor of which $206,079 is subject to recapture through November 30, 2015.

In addition to the contractual expense reduction and the Advisor’s voluntary reduction in fee and expenses, GFS had voluntarily agreed to waive their fees for all classes since the Fund inception through July 26, 2012. For the period ended November 30, 2012, the fees waived by GFS amounted to $83,125.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C shares, respectively and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A shares. The Distributor is an affiliate of GFS. During the period ended November 30, 2012, the Distributor received $2,899 in underwriting commissions for sales of Class A shares of which $256 was retained by the principal underwriter or other affiliated broker-dealers.

Effective October 2012 each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $4,000, allocated to all Funds in the trust, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $4,000 additional annual fee.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Prior to October 2012, each Trustee who is not affiliated with the Trust or Adviser received a quarterly fee of $2,000, as well as reimbursement for any reasonable expenses incurred attending the meetings, which was paid at the beginning of each calendar quarter. The Trust does not have a bonus, profit sharing, pension or retirement plan

Mariner Hyman Beck Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2012

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS would receive customary fees from the Fund.

Gemcom, LLC (“Gemcom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For the provision of these services, Gemcom would receive customary fees from the Fund.

5. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund Section 2(a)(9) of the Act.  As of November 30, 2012, Pershing LLC held 100% of the voting securities of Class I, and Pershing LLC held approximately 69% the voting securities of class C.

6. REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made.  For the period ended November 30, 2012, the Fund assessed $1, $0 and $0 for Class A, Class C and Class I, respectively.

7. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invest a portion of its assets in Fidelity Institutional Money Market Fund. The Fund may redeem its investment from the Fidelity Institutional Money Market Fund at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Fund.  The financial statements of the Fidelity Institutional Money Market Fund may invest in Certificates of Deposit, Commercial Paper, Repurchase agreements, US Government and Agency Debt, including the portfolio of investments, can be found at Fidelity website www.fidelity.com or the Security and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of November 30, 2012 the percentage of the Funds’ net assets invested in the Fidelity Institutional Money Market Fund was 75.0%.

8.  TAX COMPONENTS OF CAPITAL

As of November 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Ordinary	Long-Term	Carry	& Late year	Appreciation/	Accumulated
Income	Gains	Forwards	Losses	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ -	$ (2,915)	$ (68,346)	$ (71,261)

Mariner Hyman Beck Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

November 30, 2012

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Funds incurred and elected to defer such late year losses as follows:

Losses
$ 2,915

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended November 30, 2012, as follows:

Paid in	Undistributed Net
Capital	Investment Income
$ (5)	$ 5

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

10. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust II and

Shareholders of

Mariner Hyman Beck Fund

We have audited the accompanying consolidated statement of assets and liabilities of Mariner Hyman Beck Fund, a series of Northern Lights Fund Trust II (the “Trust”), including the consolidated portfolio of investments, as of , and the related consolidated statement of operations, the consolidated statements of changes in net assets and the consolidated financial highlights for the period December 16, 2011 (commencement of operations) through November 30, 2012. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2012, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Mariner Hyman Beck Fund as of  , and the results of their consolidated operations, the changes in their consolidated net assets and the consolidated financial highlights for the period December 16, 2011 (commencement of operations) through November 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 25, 2013

Mariner Hyman Beck Fund

EXPENSE EXAMPLES (Unaudited)

November 30, 2012

As a shareholder of the Mariner Hyman Beck Fund, you incur two types of costs: (1) transaction costs, including sales charges and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Mariner Hyman Beck Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 through November 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Mariner Hyman Beck Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Actual	Annualized Expense Ratio	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expense Paid During Period* 6/1/12 – 11/30/12
Class A	2.00%	$1,000.00	$874.00	$9.37
Class C	2.75%	$1,000.00	$870.10	$12.86
Class I	1.75%	$1,000.00	$874.00	$8.20

Hypothetical (5% return before expenses)	Annualized Expense Ratio	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Expense Paid During Period* 6/1/12 - 11/30/12
Class A	2.00%	$1,000.00	$1,015.00	$10.08
Class C	2.75%	$1,000.00	$1,011.25	$13.83
Class I	1.75%	$1,000.00	$1,016.25	$8.82

*       Expenses are equal to the Fund’s annualized expense ratio multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT*

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on August 11, 2011, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Mariner Hyman Beck Fund (the “Fund”) and RJO Investment Management, LLC (“RJO” or the “Advisor”).

In advance of the August 11, 2011, meeting, the Board requested and received materials to assist them in considering the Investment Advisory Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Investment Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Investment Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund.  The materials also included due diligence materials relating to the Advisor (including due diligence questionnaires completed by the Advisor, the Advisor’s Forms ADV, select financial information of the Advisor, bibliographic information regarding the Advisor’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information.  Based on their evaluation of information provided by the Advisor, in conjunction with the Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Investment Advisory Agreement with respect to the Fund.  The Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Investment Advisory Agreement with respect to the Fund and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.  In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services.  The Board reviewed materials provided by RJO related to the proposed Investment Advisory Agreement with the Trust, including RJO’s ADV, a description of the manner in which investment decisions will be made and executed, a review of the professional personnel performing services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process.  The Board discussed the extent of RJO’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  Additionally, the Board received satisfactory responses from representatives of RJO with respect to a series of important questions, including: whether RJO was involved in any lawsuits or pending regulatory actions; whether RJO’s management of other accounts would conflict with its management of the Fund; and whether RJO has procedures in place to adequately allocate trades among its respective clients.  The Board reviewed the description provided by RJO of its practices for monitoring compliance with the Fund’s investment limitations, noting that the Advisor would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Advisor’s compliance program.  The Board then reviewed the capitalization of RJO based on information provided by and representations made by RJO and concluded that RJO was sufficiently well-capitalized, or had the ability to make additional contributions in order to meet its obligations to the Fund.

The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Investment Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Advisor to the Fund were satisfactory.

Performance.   As both the Advisor and Fund were newly formed and the Advisor does not manage any other fund or separate account in the same strategy as the Fund, the Board was not able to consider the past performance of the Advisor in its evaluation.

Fees and Expenses.  As to the costs of the services to be provided and profits to be realized by the Advisor, the Board reviewed and discussed a comparison of each fund’s management fee and overall expense ratio to a peer group of funds constructed by the Advisor with similar investment objectives and strategies. The Board also considered any fall-out benefits likely to accrue to the Advisor or its affiliates from their relationship with each Fund.   The Board reviewed the contractual arrangements for the Fund, which stated that the Advisor had agreed to waive or limit its management fee and/or reimburse expenses at least until March 31, 2013, to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 2.00%, 2.75%, and 1.75%, of the Fund’s average net assets, for Class A, Class C, and Class I shares, respectively, and found such arrangements to be beneficial to shareholders.  The Board concluded that, based on the experience and expertise of the personnel of the Advisor, particularly the portfolio managers, and the services to be provided to the Fund by the Advisor, the fees to be charged by the Advisor were fair and reasonable.  The Board concluded that the advisory fees and expense cap for the Fund were fair and reasonable.

Profitability.   The Board also considered the level of profits that could be expected to accrue to the Advisor with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of the Advisor provided by the Advisor.  With respect to the Advisor, the Trustees concluded that based on the services provided and the projected growth of the Fund, the fees were reasonable and that anticipated profits from the Advisor’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Trustees discussed the current size of the Fund, the Advisor’s expectations for growth of the Fund.  The Board noted that the start-up phase of a fund may be too soon to properly evaluate all of the economies and concluded that any material economies of scale would not be achieved in the near term.

Conclusion.  Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

* Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

Mariner Hyman Beck Fund

TRUSTEES AND OFFICERS(Unaudited)

November 30, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Thomas T. Sarkany Year of Birth: 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010)	25	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Northern Lights ETF Trust
Anthony H. Lewis Year of Birth: 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	25	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense)
Keith Rhoades Year of Birth: 1948	Trustee Since May 2011	Director and then Senior Director, General Ledger/Financial Research, Union Pacific Railroad (from 1988 to 2008). Retired since 2008.	25	NONE
Randal D. Skalla Year of Birth: 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	25	Orizon Investment Counsel (financial services company) Board Member

Mariner Hyman Beck Fund

TRUSTEES AND OFFICERS(Unaudited)(Continued)

November 30, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Brian Nielsen** Year of Birth: 1972	Trustee Since May 2011

Director, Secretary and General Counsel of Constellation Trust Company since 2004; Secretary and General Counsel of Gemcom, LLC (financial printer) since 2004; Secretary, Manager and General Counsel of Northern Lights Compliance Services, LLC since 2004; Secretary and Chief Legal Officer of AdvisorOne Funds since 2003;  Secretary and General Counsel of Gemini Fund Services, LLC since 2012; General Counsel, Manager, President and Secretary of Northern Lights Distributors, LLC (mutual fund distributor) since 2003; General Counsel and Secretary of NorthStar Financial Services Group, LLC since 2003; General Counsel and Secretary of CLS Investments, LLC (investment advisor) since 2001; General Counsel and Secretary of Orion Advisor Services, LLC (back-office servicing company) since 2001;  Assistant Secretary to Northern Lights Fund Trust since 2011; and Assistant Secretary of Gemini Fund Services, LLC (2003-2012). Manager, NorthStar Financial Services Group, LLC (since 2012); Manager, Arbor Point Advisors, LLC (since 2012)

			25	NONE
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1976	Secretary Since May 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2011); Assistant Vice President, Gemini Fund Services, (2007 - 2012); Senior Accounting Manager, Fixed Income, Dreyfus Corporation (2002 to 2007).	N/A	N/A

Mariner Hyman Beck Fund

TRUSTEES AND OFFICERS(Unaudited)(Continued)

November 30, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1962	Chief Compliance Officer and AML Officer Since May 2011

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2003 -  2011); CCO of Various clients of Northern Lights Compliance Services, LLC, (Secretary 2003-2011 and Senior Compliance Officer since 2011)

			N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-855-542-4642.

11/30/12-NLIIVs 3

Privacy Policy

                                               Rev. October 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Page 2

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•

CLS Investments, LLC

•

NorthStar Financial Services Group, LLC

•

Gemcom, LLC

•

Gemini Fund Services, LLC

•

Northern Lights Compliance Services, LLC

•

Northern Lights Distributors, LLC

•

Orion Advisor Services, LLC

•

Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-542-4MHB (4642), or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-542-4MHB (4642).

INVESTMENT ADVISOR

RJO Investment Management, LLC

222 S. Riverside Plaza, Suite 900

Chicago, IL 60606

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2012 - $14,000

(b)

Audit-Related Fees

2012 -  None

(c)

Tax Fees

2012 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2012 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2012

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

100%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $14,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  Vote of security holders is included under item 1.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

02/06/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

02/06/2013

By (Signature and Title)

/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

02/06/2013